Vessels - Acquisitions and Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel	$ 0	$ 42,761	$ 0
Gain/(loss) on sale of vessels	0	$ 2,078	$ 0
Suezmax tanker Decathlon
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	64,992
Aframaxes Elias Tsakos, Thomas Zafiras, Leontios H and Parthenon
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	223,291
Panamaxes Sunray and Sunrise
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	101,584
VLCC Ulysses
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	100,189
LNG Maria Energy
Property Plant And Equipment [Line Items]
Acquisition of newly constructed vessels	$ 239,029
Handysize tanker Delphi
Property Plant And Equipment [Line Items]
Date of vessel disposal		Jul. 16, 2015
Suezmax tanker Pentathlon
Property Plant And Equipment [Line Items]
Date of vessel acquisition		Nov. 05, 2015
Acquisition of newly constructed vessels		$ 57,926
Suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Date of vessel disposal		Jul. 17, 2015
Handysize tanker Delphi and suezmax tanker Triathlon
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel		$ 42,761
Gain/(loss) on sale of vessels		$ 2,078